Offerings - Offering: 1	Nov. 25, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations
Amount Registered | shares	50,000,000
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655.00
Offering Note	(1) The deferred compensation obligations are unsecured obligations of the registrant to pay up to $50,000,000 of deferred compensation from time to time in the future in accordance with the terms of the Realty Income Corporation Deferred Compensation Plan (the "Plan"). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. The amount of deferred compensation obligations registered is based on an estimate of the amount of compensation participants may defer under the Plan.